Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Summary of Accrued Expenses
Accrued expenses consisted of the following (in thousands):

	December 31,	March 31,
	2021	2022
Inventory purchases	$4,659	$4,258
Compensation and benefits	2,072	3,759
Advertising costs	2,363	2,927
Fulfillment costs	1,120	1,900
Sales taxes	1,812	1,762
Other accrued expenses	8,625	9,602

Total accrued expenses	$20,651	$24,208

Accrued expenses consisted of the following (in thousands):

	December 31,
	2020	2021
Inventory purchases	$6,285	$4,659
Advertising costs	1,936	2,363
Compensation and benefits	1,545	2,072
Sales taxes	1,999	1,812
Fulfillment costs	1,156	1,120
Other accrued expenses	6,889	8,625

Total accrued expenses	$19,810	$20,651